Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 2, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of DWS Short-Term Municipal Bond Fund (the “Fund”), a series of DWS Municipal Trust (the “Trust”) (Reg. Nos. 002-57139 and 811-02671)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 73 to the Corporation’s Registration Statement on Form N-1A.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940.  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet that the Amendment become effective on February 1, 2012. No fees are required in connection with this filing.

The Amendment contains a change to the Fund’s Main Investments disclosure in connection with eliminating an investment policy of investing primarily in short-term municipal securities.

The Amendments have been electronically coded to show changes from the Funds’ respective Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission on January 31, 2011 in Post-Effective Amendment No. 69 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder